Variable Interest Entities - Asstes and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 580	$ 352
Short-term investments	17	50
Customers and agents, less allowances	908	775
Inventory, net	142	138
Other current assets	34	21
Assets held for sale	54	10
Licenses	2,186	2,223
Property, plant and equipment, net	2,202	2,320
Other assets and deferred charges	579	390
Liabilities
Current liabilities	691	733
Liabilities held for sale	1	0
Consolidated Variable Interest Entities
Assets
Cash and cash equivalents	9	3
Short-term investments	17	0
Customers and agents, less allowances	611	476
Inventory, net	5	5
Other current assets	6	3
Assets held for sale	4	0
Licenses	652	655
Property, plant and equipment, net	94	99
Other assets and deferred charges	349	303
Total assets	1,747	1,544
Liabilities
Current liabilities	34	39
Liabilities held for sale	1	0
Deferred liabilities and credits	16	13
Total liabilities	$ 51	$ 52